SHARE-BASED COMPENSATION PLANS - Schedule of Non-Vested Shares and Changes (Details) - Restricted Shares - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Shares
Beginning balance (in shares)	467,185	461,537	479,630
Granted (in shares)	300,709	222,196	181,646
Vested (in shares)	163,616	147,655	155,110
Forfeited (in shares)	111,529	68,893	44,629
Ending balance (in shares)	492,749	467,185	461,537
Weighted- Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 343.53	$ 313.05	$ 268.82
Granted (in dollars per share)	344.38	369.62	382.01
Vested (in dollars per share)	331.37	292.15	261.60
Forfeited (in dollars per share)	345.22	333.54	297.23
Ending balance (in dollars per share)	$ 347.71	$ 343.53	$ 313.05